Note 15 - Stock-Based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Cost of revenues	45	54	56
Sales and marketing	70	538	412
Research and development	2	12	44
General and administrative	1,426	1,138	766
Other charges	-	781	-
Effect on net income	1,543	2,523	1,278

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2015	January 31, 2014	January 31, 2013
Expected dividend yield (%)	-	N/A	-
Expected volatility (%)	25.4	N/A	33.2
Risk-free rate (%)	1.5	N/A	1.2
Expected option life (years)	5	N/A	5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	1,139,853	$4.39
Granted	215,000	$13.77
Exercised	(220,138)	$3.49
Net Settled for Shares	(175,000)	$4.53
Forfeited	(6,451)	$5.72
Balance at January 31, 2015	953,264	$6.33	2.5	10.6

Vested or expected to vest at January 31, 2015	913,514	$6.23	2.4	10.2

Exercisable at January 31, 2015	654,410	$3.87	1.1	8.9

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$3.02 – $3.46	$3.03	461,875	0.4	$303	461,875
$5.67 – $5.82	$5.69	228,889	2.7	$5.68	170,535
$6.44 – $8.03	$7.78	47,500	4.2	$7.60	22,000
$13.60 – $13.79	$13.77	215,000	6.4	-	-
	$6.33	953,264	2.5	$3.87	654,410

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2014	164,145	$2.21
Granted	40,000	$3.43
Vested	(73,840)	$1.97
Forfeited	(6,451)	$1.96
Balance at January 31, 2015	123,854	$2.56

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	211,428	$11.69
Granted	51,752	$16.67
Exercised	(83,984)	$10.88
Forfeited	(4,938)	$10.93
Balance at January 31, 2015	174,258	$12.61	7.9	3.0

Vested or expected to vest at January 31, 2015	174,258	$12.61	7.9	3.0

Exercisable at January 31, 2015	69,980	$10.86	7.0	1.2

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	214,076	$8.96
Granted	51,752	$13.79
Exercised	(85,298)	$8.36
Forfeited	(4,938)	$8.59
Balance at January 31, 2015	175,592	$9.94	7.9	3.1

Vested or expected to vest at January 31, 2015	175,592	$9.94	7.9	3.1

Exercisable at January 31, 2015	123,581	$9.04	7.6	2.2

Schedule Of Cash Settled Restricted Share Unit Plan Activity Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2014	152,794
Granted	68,439
Vested and settled in cash	(106,910)
Forfeited	(467)
Balance at January 31, 2015	113,856	1.5

Vested at January 31, 2015	660	-

Unvested at January 31, 2015	113,196	1.5